Interest-Bearing Loans and Borrowings - Additional Information (Detail) $ in Millions, € in Billions	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	[1]	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Commercial papers	$ 0				$ 0
Commercial papers authorized amount	5,000			€ 3.0
Payments of dividends	1,923	$ 1,276
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings	80,847				79,909
Net increased decreased debt	73,800				$ 69,700
Payment of interests and taxes	3,800
Impact of changes in foreign exchange rates	400
Payments of dividends	$ 1,900

[1]	The 2022 presentation was amended to conform to the 2023 presentation.